Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 42,516,480	¥ 43,999,815
Carrying amount of variable interests, Liabilities	39,760,029	41,268,551
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,225,000	4,766,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,335,000	4,850,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	30,000	35,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	30,000	35,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	60,000	73,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	60,000	73,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,362,000	3,631,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,362,000	3,631,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	195,000	170,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	195,000	170,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,000	11,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,000	11,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	556,000	835,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	556,000	835,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	19,000	11,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	19,000	11,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 110,000	¥ 84,000